UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2011

Item 1. Schedules of Investments.

Brandywine Blue Fund
Schedule of Investments
December 31, 2011
(Unaudited)
Shares or
Principal
Amount		Value
Common Stocks - 96.3% (a)

CONSUMER DISCRETIONARY
	Apparel Retail - 2.2%
689,700	Limited Brands Inc.	$27,829,395

	Apparel, Accessories & Luxury Goods - 6.1%
407,300	Coach Inc.	24,861,592
237,400	Fossil Inc.*	18,840,064
279,250	VF Corp.	35,461,958

	Auto Parts & Equipment - 2.9%
576,300	BorgWarner Inc.*	36,733,362

	Automobile Manufacturers - 3.0%
3,550,500	Ford Motor Co.*	38,203,380

	Broadcasting - 1.4%
484,800	Discovery Communications Inc.*	18,276,960

	Department Stores - 2.7%
711,200	Nordstrom Inc.	35,353,752

	General Merchandise Stores - 1.0%
156,900	Dollar Tree Inc.*	13,039,959
	Total Consumer Discretionary	248,600,422

CONSUMER STAPLES
	Household Products - 0.6%
154,100	Church & Dwight Co. Inc.	7,051,616
	Total Consumer Staples	7,051,616

ENERGY
	Oil & Gas Equipment & Services - 5.6%
503,200	Schlumberger Ltd.	34,373,592
2,570,400	Weatherford International Ltd.*	37,630,656

	Oil & Gas Exploration & Production - 5.6%
241,800	Anadarko Petroleum Corp.	18,456,594
486,300	Pioneer Natural Resources Co.	43,514,124
209,900	Whiting Petroleum Corp.*	9,800,231
	Total Energy	143,775,197

HEALTH CARE
	Biotechnology - 5.0%
614,700	Celgene Corp.*	41,553,720
548,900	Gilead Sciences Inc.*	22,466,477

	Health Care Distributors - 2.1%
672,800	Cardinal Health Inc.	27,322,408

	Life Sciences Tools & Services - 3.1%
1,124,500	Agilent Technologies Inc.*	39,278,785

	Managed Health Care - 2.7%
698,100	UnitedHealth Group Inc.	35,379,708

	Pharmaceuticals - 2.9%
1,717,800	Mylan Inc.*	36,863,988
	Total Health Care	202,865,086

INDUSTRIALS
	Aerospace & Defense - 6.5%
723,400	Honeywell International Inc.	39,316,790
272,700	Precision Castparts Corp.	44,938,233

	Construction & Farm Machinery & Heavy Trucks - 0.8%
139,700	Joy Global Inc.	10,473,309

	Railroads - 5.5%
562,209	Kansas City Southern*	38,235,834
447,900	Norfolk Southern Corp.	32,633,994

	Trucking - 1.8%
1,935,300	Hertz Global Holdings Inc.*	22,681,716
	Total Industrials	188,279,876

INFORMATION TECHNOLOGY
	Application Software - 2.5%
1,288,800	Nuance Communications Inc.*	32,426,208

	Communications Equipment - 6.2%
2,028,700	Cisco Systems Inc.	36,678,896
793,700	Qualcomm Inc.	43,415,390

	Computer Hardware - 5.8%
183,700	Apple Inc.*	74,398,500

	Computer Storage & Peripherals - 6.4%
1,653,900	EMC Corp.*	35,625,006
697,200	SanDisk Corp.*	34,309,212
720,100	Seagate Technology PLC	11,809,640

	Home Entertainment Software - 5.4%
2,810,300	Activision Blizzard Inc.	34,622,896
1,724,600	Electronic Arts Inc.*	35,526,760

	Internet Software & Services - 3.1%
1,309,100	eBay Inc.*	39,705,003

	Semiconductors - 2.1%
1,139,300	Intel Corp.	27,628,025

	Systems Software - 3.3%
807,800	Check Point Software
	Technologies Ltd.*	42,441,812
	Total Information Technology	448,587,348

	Total common stocks (cost $1,153,389,363)	1,239,159,545

Short-Term Investments - 5.6% (a)
	Commercial Paper - 5.4%
$34,000,000	Prudential Funding LLC,
	due 01/03/12,
	discount of 0.09%	33,999,830
35,600,000	Societe Generale N.A.,
	due 01/03/12,
	discount of 0.24%	35,599,525
	Total commercial paper (cost $69,599,355)	69,599,355

	Variable Rate Demand Note - 0.2%
3,305,779	American Family Financial
	Services, 0.10%	3,305,779
	Total variable rate demand note (cost $3,305,779)	3,305,779
	Total short-term investments (cost $72,905,134)	72,905,134
	Total investments - 101.9% (cost $1,226,294,497)	1,312,064,679
	Liabilities, less
	other assets - (1.9%)(a)	(24,685,261)
	TOTAL NET ASSETS - 100.0%	$1,287,379,418

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments	$1,226,294,497

Gross unrealized appreciation	$115,962,333
Gross unrealized depreciation	(30,192,151)
Net unrealized appreciation	$85,770,182

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most  recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,239,159,545

Level 2 – Short-Term Commercial Paper	69,599,355
Short-Term Variable Rate Demand Note	3,305,779
Total Level 2	72,905,134
Level 3 -	—
Total	$1,312,064,679

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
December 31, 2011
(Unaudited)

Shares or
Principal
Amount		Value
Common Stocks - 96.4% (a)

CONSUMER DISCRETIONARY
	Apparel Retail - 2.7%
81,000	Limited Brands Inc.	$3,268,350

	Apparel, Accessories & Luxury Goods - 2.5%
23,100	Fossil Inc.*	1,833,216
9,600	VF Corp.	1,219,104

	Auto Parts & Equipment - 2.9%
56,700	BorgWarner Inc.*	3,614,058

	Department Stores - 2.8%
69,700	Nordstrom Inc.	3,464,787

	Footwear - 2.5%
40,550	Deckers Outdoor Corp.*	3,064,364

	General Merchandise Stores - 1.0%
15,000	Dollar Tree Inc.*	1,246,650

	Home Furnishing Retail - 1.5%
48,000	Williams-Sonoma Inc.	1,848,000

	Leisure Products - 2.5%
55,900	Polaris Industries Inc.	3,129,282

	Specialty Stores - 9.1%
90,800	Dick’s Sporting Goods Inc.*	3,348,704
88,400	GNC Holdings Inc.*	2,559,180
83,700	Sally Beauty Holdings Inc.*	1,768,581
49,900	Tractor Supply Co.	3,500,485
	Total Consumer Discretionary	33,864,761

CONSUMER STAPLES
	Household Products - 2.9%
77,600	Church & Dwight Co. Inc.	3,550,976
	Total Consumer Staples	3,550,976

ENERGY
	Oil & Gas Drilling - 2.8%
172,100	Patterson-UTI Energy Inc.	3,438,558

	Oil & Gas Equipment & Services - 5.3%
34,900	Oil States International Inc.*	2,665,313
260,300	Weatherford International Ltd.*	3,810,792

	Oil & Gas Exploration & Production - 5.9%
50,400	Pioneer Natural Resources Co.	4,509,792
59,600	Whiting Petroleum Corp.*	2,782,724
	Total Energy	17,207,179

HEALTH CARE
	Health Care Technology - 2.1%
46,685	SXC Health Solutions Corp.*	2,636,769

	Life Sciences Tools & Services - 3.1%
108,500	Agilent Technologies Inc.*	3,789,905

	Pharmaceuticals - 2.9%
163,900	Mylan Inc.*	3,517,294
	Total Health Care	9,943,968

INDUSTRIALS
	Construction & Farm Machinery & Heavy Trucks - 4.8%
15,700	Joy Global Inc.	1,177,029
68,100	Wabtec Corp.	4,763,595

	Human Resource & Employment Services - 3.1%
131,900	Robert Half International Inc.	3,753,874

	Industrial Machinery - 2.5%
79,400	Lincoln Electric Holdings Inc.	3,106,128

	Marine - 3.6%
67,200	Kirby Corp.*	4,424,448

	Railroads - 2.5%
45,100	Kansas City Southern*	3,067,251

	Trucking - 3.5%
368,900	Hertz Global Holdings Inc.*	4,323,508
	Total Industrials	24,615,833

INFORMATION TECHNOLOGY
	Application Software - 5.0%
301,400	Cadence Design Systems Inc.*	3,134,560
111,100	Nuance Communications Inc.*	2,795,276
11,100	Parametric Technology Corp.*	202,686

	Communications Equipment - 2.6%
135,100	Riverbed Technology Inc.*	3,174,850

	Computer Storage & Peripherals - 4.6%
68,100	SanDisk Corp.*	3,351,201
141,200	Seagate Technology PLC	2,315,680

	Data Processing & Outsourced Services - 5.5%
81,300	Jack Henry & Associates Inc.	2,732,493
114,000	VeriFone Systems Inc.*	4,049,280

	Home Entertainment Software - 2.7%
163,800	Electronic Arts Inc.*	3,374,280

	Systems Software - 3.5%
82,100	Check Point Software
	Technologies Ltd.*	4,313,534
	Total Information Technology	29,443,840

	Total common stocks (cost $115,710,211)	118,626,557

Short-Term Investments - 6.6% (a)

	Commercial Paper - 4.7%
$5,800,000	Prudential Funding LLC,
	due 01/03/12,
	discount of 0.09%	5,799,971
	Total commercial paper (cost $5,799,971)	5,799,971

	Variable Rate Demand Note - 1.9%
2,382,186	American Family Financial
	Services, 0.10%	2,382,186
	Total variable rate demand note (cost $2,382,186)	2,382,186
	Total short-term investments (cost $8,182,157)	8,182,157
	Total investments - 103.0% (cost $123,892,368)	126,808,714
	Liabilities, less other
	assets - (3.0%)(a)	(3,779,445)
	TOTAL NET ASSETS - 100.0%	$123,029,269

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments	$123,892,368

Gross unrealized appreciation	$7,117,908
Gross unrealized depreciation	(4,201,562)
Net unrealized appreciation	$2,916,346

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$118,626,557

Level 2 – Short-Term Commercial Paper	5,799,971
Short-Term Variable Rate Demand Note	2,382,186
Total Level 2	8,182,157
Level 3 -	—
Total	$126,808,714

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13(a)-15(b) or  240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.

     By (Signature and Title) /s/ William f. D' Alonzo
                                                William F. D’Alonzo, President

 Date     February 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the  following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ William f. D' Alonzo
                                                William F. D’Alonzo, President

 Date     February 14, 2012

     By (Signature and Title) /s/ J. Gordon Kaiser
                                                J. Gordon Kaiser, Treasurer

 Date     February 14, 2012